Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

As of September 30, 2024 and 2025, intangible assets, net consisted of the following:

	As of September 30,
	2024	2025
Patents	$2,447,865	$2,412,999
Software copyright	638,573	629,478
Subtotal	3,086,438	3,042,477
Accumulated amortization	(1,028,813)	(1,622,654)
Impairment	-	(1,419,823)
Intangible assets, net	$2,057,625	$-

Intangible assets including patents and software copyright which were considered as identifiable assets in the business acquisition of Changzhou Sixun (Note 3) and were recognized based on fair value and a valuation report was issued by an independent third-party valuation specialist.

For the years ended September 30, 2023, 2024 and 2025, amortization expenses of intangible assets were $409,442, $601,291 and $600,607, respectively. For the years ended September 30, 2023, 2024 and 2025, impairment loss of intangible assets were nil, nil and $1,401,416, respectively.